Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Basic Materials - 1.6%
Royal Gold, Inc.	58,089	$ 11,595,145
Steel Dynamics, Inc.	75,577	17,341,899
		28,937,044

Communications - 13.3%
Airbnb, Inc. - Class A (a)	127,975	18,313,222
Booking Holdings, Inc.	160,879	28,675,073
CDW Corp.	107,450	15,111,768
Comcast Corp. - Class A	1,590,763	39,053,232
FactSet Research Systems, Inc.	70,590	16,241,347
Fox Corp. - Class A	362,577	18,912,016
GoDaddy, Inc. - Class A (a)	200,066	16,981,602
Omnicom Group, Inc.	249,524	18,172,833
T-Mobile US, Inc.	149,093	25,007,369
Trade Desk, Inc. - Class A (a)	820,612	14,836,665
Uber Technologies, Inc. (a)	454,198	32,774,928
		244,080,055

Consumer, Cyclical - 8.2%
Best Buy Co., Inc.	217,443	16,499,575
BorgWarner, Inc.	194,412	12,908,957
Copart, Inc. (a)	539,925	15,220,486
Deckers Outdoor Corp. (a)	112,093	11,129,714
DR Horton, Inc.	120,744	19,666,783
LKQ Corp.	467,098	12,298,690
NVR, Inc. (a)	1,731	11,793,995
PulteGroup, Inc.	134,519	18,457,352
Toll Brothers, Inc.	101,792	16,770,232
Ulta Beauty, Inc. (a)	33,378	15,052,810
		149,798,594

Consumer, Non-cyclical - 31.0% (b)
Abbott Laboratories	251,623	22,832,271
AbbVie, Inc.	147,748	37,179,307
Align Technology, Inc. (a)	75,760	12,777,682
Altria Group, Inc.	402,034	28,926,346
Automatic Data Processing, Inc.	107,563	24,088,734
Avery Dennison Corp.	69,277	11,247,121
BioMarin Pharmaceutical, Inc. (a)	237,051	13,564,058
Boston Scientific Corp. (a)	429,699	18,339,553
Cardinal Health, Inc.	74,007	17,581,103
Cencora, Inc.	48,235	13,649,540
Cigna Group	100,191	27,620,655
Corpay, Inc. (a)	41,609	13,867,032
Global Payments, Inc.	292,495	21,223,437
ICON PLC (a)	82,844	14,390,831
Incyte Corp. (a)	135,850	15,399,956
Jazz Pharmaceuticals PLC (a)	63,961	15,412,682
Kroger Co.	268,331	14,900,420
McKesson Corp.	24,075	18,191,070
Merck & Co., Inc.	359,649	46,214,897
Neurocrine Biosciences, Inc. (a)	88,299	14,881,472

PayPal Holdings, Inc.	500,440	21,608,999
Regeneron Pharmaceuticals, Inc.	34,413	21,457,882
ResMed, Inc.	63,249	12,325,965
Tenet Healthcare Corp. (a)	88,097	16,481,187
Toast, Inc. - Class A (a)	516,302	14,363,522
TransUnion	206,181	14,873,897
United Therapeutics Corp. (a)	25,710	13,930,449
UnitedHealth Group, Inc.	59,139	24,579,943
Universal Health Services, Inc. - Class B	73,413	10,915,779
Zoetis, Inc.	215,422	15,480,225
		568,306,015

Energy - 4.4%
Diamondback Energy, Inc.	118,122	20,763,485
Marathon Petroleum Corp.	104,375	26,685,556
Permian Resources Corp.	973,481	17,921,785
TechnipFMC PLC	233,659	15,491,592
		80,862,418

Financial - 7.6%
Aon PLC - Class A	62,510	20,733,942
Arthur J Gallagher & Co.	94,642	21,726,964
Brown & Brown, Inc.	237,218	15,217,535
CME Group, Inc.	97,236	21,472,626
Intercontinental Exchange, Inc.	176,195	21,691,366
Marsh & McLennan Cos., Inc.	131,165	21,861,271
Tradeweb Markets, Inc. - Class A	173,690	17,309,945
		140,013,649

Industrial - 11.8%
A O Smith Corp.	175,809	11,026,741
Acuity, Inc.	33,434	12,593,251
Allegion PLC	95,559	13,425,084
Carlisle Cos., Inc.	43,635	15,828,596
Crown Holdings, Inc.	113,394	12,679,717
FedEx Corp.	65,000	20,353,450
General Dynamics Corp.	56,542	20,029,438
Graco, Inc.	194,224	14,685,277
Owens Corning	125,095	19,885,101
Snap-on, Inc.	39,151	15,754,362
TE Connectivity PLC	78,733	15,873,360
Textron, Inc.	174,336	15,991,841
TopBuild Corp. (a)	38,181	13,536,310
Toro Co.	140,567	13,694,037
		215,356,565

Technology - 20.4%
Accenture PLC - Class A	262,374	32,649,821
Adobe, Inc. (a)	121,202	24,848,834
Amdocs Ltd.	222,183	11,229,129
Autodesk, Inc. (a)	95,003	18,470,483
Broadridge Financial Solutions, Inc.	86,251	11,812,075
Cognizant Technology Solutions Corp. - Class A	474,289	18,369,213
Docusign, Inc. (a)	305,211	13,557,473
Dropbox, Inc. - Class A (a)	434,886	11,946,318
EPAM Systems, Inc. (a)	189,491	15,036,111
Gartner, Inc. (a)	91,610	11,874,488
Intuit, Inc.	75,000	19,575,000

Leidos Holdings, Inc.	168,774		17,378,659
NetApp, Inc.	113,353		17,542,510
Paychex, Inc.	141,894		13,952,437
Roper Technologies, Inc.	50,840		17,203,748
Salesforce, Inc.	262,123		41,064,189
SS&C Technologies Holdings, Inc.	276,568		17,161,044
Tyler Technologies, Inc. (a)	53,859		15,751,603
Veeva Systems, Inc. - Class A (a)	85,254		15,130,027
Workday, Inc. - Class A (a)	128,416		15,720,687
Zoom Communications, Inc. - Class A (a)	156,853		13,537,982
			373,811,831

Utilities - 1.0%
Vistra Corp.	109,999		17,449,142
TOTAL COMMON STOCKS (Cost $1,831,324,352)			1,818,615,313

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (c)	3,004,542		3,004,542
TOTAL MONEY MARKET FUNDS (Cost $3,004,542)			3,004,542

TOTAL INVESTMENTS - 99.5% (Cost $1,834,328,894)			1,821,619,855
Other Assets in Excess of Liabilities - 0.5%		0.00522	9,562,320
TOTAL NET ASSETS - 100.0%			$ 1,831,182,175

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Distillate U.S. Fundamental Stability & Value ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,818,615,313	$ –	$ –	$ 1,818,615,313
Money Market Funds	3,004,542	–	–	3,004,542
Total Investments	$ 1,821,619,855	$ –	$ –	$ 1,821,619,855

Refer to the Schedule of Investments for further disaggregation of investment categories.